Note 16 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Income (Loss) for the year before income taxes	$ 4,458	$ (6,071)
Statutory tax rate	27.00%	27.00%
Recovery of income taxes computed at statutory rates	$ (1,204)	$ 1,639
Share based payments	(1,149)	(843)
Mexican inflationary adjustments	800	(699)
Differing effective tax rate on loss in foreign jurisdiction	(430)	(34)
Equity accounted earnings from Investment in Juanicipio	4,944	0
Withholding tax on planned foreign earnings repatriation	(792)	0
Unrecognized deferred tax assets	941	1,120
Impact of foreign exchange and other	(1,542)	(2,209)
Total income tax benefit (expense)	$ 1,567	$ (1,026)